Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,204,000
Previously Paid Amount	0.00
Total Fee Amount	2,237.77
Total Offset Amount	0.00
Net Fee	2,237.77
Narrative - Max Aggregate Offering Price	$ 16,204,000
Final Prospectus	true